Intangible Assets	6 Months Ended
Jun. 30, 2025
Intangible Assets [Abstract]
Intangible assets
11.	Intangible assets

	Computer software	Intellectual property rights	Total
At January 1, 2025
Cost	$582,461	$3,850,000	$4,432,461
Accumulated amortization	(415,300)	(1,085,500)	(1,500,800)
	$167,161	$2,764,500	$2,931,661

At January 1, 2025	$167,161	$2,764,500	$2,931,661
Additions	54,987	-	54,987
Amortization expenses	(146,806)	(171,000)	(317,806)
Net exchange differences	7,074	-	7,074
At June 30, 2025	$82,416	$2,593,500	$2,675,916

At June 30, 2025
Cost	$582,461	$3,850,000	$4,432,461
Accumulated amortization	(500,045)	(1,256,500)	(1,756,545)
	$82,416	$2,593,500	$2,675,916

Details of amortization on intangible assets are as follows:

	Six months ended June 30
	2025	2024
Selling and marketing expenses	$1,088	$-
General and administrative expenses	131,760	131,452
Research and development expenses	184,958	310,790
	$317,806	$442,242